Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Amounts Recorded On Balance Sheet Related To Cumulative Basis Adjustments For Fair Value Hedges	As of December 31, 2021 and December 31, 2020, the following amounts were recorded on our consolidated balance sheets related to cumulative basis adjustments for fair value hedges (in millions):

	Carrying Amount of the Hedged Liabilities		Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Liabilities
Balance Sheet Line Item	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Current portion of long-term debt	$—	$303.0	$—	$3.1
Long-term debt	985.2	—	(10.5)	—

Gross Unrealized Losses from Derivative Instruments
Derivative instruments designated as cash flow hedges had the following effects, before taxes, on AOCI and net earnings on our consolidated statements of earnings, consolidated statements of comprehensive income (loss) and consolidated balance sheets (in millions):

	Amount of Gain / (Loss)				Amount of Gain / (Loss)
	Recognized in AOCI			Location on	Reclassified from AOCI
	Years Ended December 31,			Statement of	Years Ended December 31,
Derivative Instrument	2021	2020	2019	Earnings	2021	2020	2019
Foreign exchange forward contracts	$102.5	$(42.7)	$34.6	Cost of products sold	$(0.8)	$45.4	$38.4
Interest rate swaps	—	—	—	Interest expense, net	—	—	2.8
Forward starting interest rate swaps	—	—	—	Interest expense, net	(0.6)	(0.6)	(0.6)

	$102.5	$(42.7)	$34.6		$(1.4)	$44.8	$40.6

Effects of Fair Value, Cash Flow and Net Investment Hedge Accounting on Consolidated Statements of Earnings
The following table presents the effects of fair value, cash flow and net investment hedge accounting on our consolidated statements of earnings (in millions):

	Location and Amount of Gain/(Loss) Recognized in Income on Fair Value, Cash Flow and Net Investment Hedging Relationships
	Years Ended December 31,
	2021		2020		2019
	Cost of	Interest	Cost of	Interest	Cost of	Interest
	Products	Expense,	Products	Expense,	Products	Expense,
	Sold	Net	Sold	Net	Sold	Net
Total amounts of income and expense line items presented in the statements of earnings in which the effects of fair value, cash flow and net investment hedges are recorded	$1,960.4	$(208.4)	$1,824.3	$(212.1)	$1,943.7	$(227.0)
The effects of fair value, cash flow and net investment hedging:
Gain on fair value hedging relationships
Discontinued interest rate swaps	—	3.1	—	3.3	—	8.2
Interest rate swaps	—	6.4	—	—	—	—
Gain (loss) on cash flow hedging relationships
Foreign exchange forward contracts	(0.8)	—	45.4	—	38.4	—
Interest rate swaps	—	—	—	—	—	2.8
Forward starting interest rate swaps	—	(0.6)	—	(0.6)	—	(0.6)
Gain on net investment hedging relationships
Cross-currency interest rate swaps	—	37.5	—	53.5	—	52.2

Derivative Instruments Not Designated as Hedging Instruments
The following gains/(losses) from these derivative instruments were recognized on our consolidated statements of earnings (in millions):

	Location on	Years Ended December 31,
Derivative Instrument	Statements of Earnings	2021	2020	2019
Foreign exchange forward contracts	Other income (expense), net	$(1.8)	$10.6	$(11.0)
Reverse treasury lock	Other income (expense), net	12.0	—	—

Fair Value of Derivative Instruments on Gross Basis
The fair value of derivative instruments on a gross basis is as follows (in millions):

	As of December 31, 2021		As of December 31, 2020
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Asset Derivatives Designated as Hedges
Foreign exchange forward contracts	Other current assets	$42.3	Other current assets	$12.2
Cross-currency interest rate swaps	Other current assets	16.3	Other current assets	—
Foreign exchange forward contracts	Other assets	20.9	Other assets	3.7
Cross-currency interest rate swaps	Other assets	6.7	Other assets	—

Total asset derivatives		$86.2		$15.9

Asset Derivatives Not Designated as Hedges
Foreign exchange forward contracts	Other current assets	$1.4	Other current assets	$1.5
Liability Derivatives Designated as Hedges
Foreign exchange forward contracts	Other current liabilities	$9.6	Other current liabilities	$37.4
Cross-currency interest rate swaps	Other current liabilities	0.1	Other current liabilities	55.0
Foreign exchange forward contracts	Other long-term liabilities	1.5	Other long-term liabilities	26.5
Cross-currency interest rate swaps	Other long-term liabilities	3.3	Other long-term liabilities	28.3
Interest rate swaps	Other long-term liabilities	10.5	Other long-term liabilities	—

Total liability derivatives		$25.0		$147.2

Liability Derivatives Not Designated as Hedges
Foreign exchange forward contracts	Other current liabilities	$1.8	Other current liabilities	$3.8

Schedule of Effects of Master Netting Agreements on Consolidated Balance Sheets
The table below presents the effects of our master netting agreements on our consolidated balance sheets (in millions):

		As of December 31, 2021			As of December 31, 2020
Description	Location	Gross Amount	Offset	Net Amount in Balance Sheet	Gross Amount	Offset	Net Amount in Balance Sheet
Asset Derivatives
Cash flow hedges	Other current assets	$42.3	$9.5	$32.8	$12.2	$11.7	$0.5
Cash flow hedges	Other assets	20.9	1.3	19.6	3.7	3.7	—
Derivatives not designated as hedges	Other current assets	1.4	0.3	1.1	1.5	0.6	0.9
Liability Derivatives
Cash flow hedges	Other current liabilities	9.6	9.5	0.1	37.4	11.7	25.7
Cash flow hedges	Other long-term liabilities	1.5	1.3	0.2	26.5	3.7	22.8
Derivatives not designated as hedges	Other current liabilities	1.8	0.3	1.5	3.8	0.6	3.2

Net Investment Hedge Gains Recognized on Consolidated Statements of Comprehensive Income
The following net investment hedge gains (losses) were recognized on our consolidated statements of comprehensive income (loss) (in millions):

	Amount of Gain / (Loss)
	Recognized in AOCI
	Years Ended December 31,
Derivative Instrument	2021	2020	2019
Euro Notes	$129.6	$(151.5)	$10.7
Cross-currency interest rate swaps	103.0	(143.8)	47.9

	$232.6	$(295.3)	$58.6